Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000129981 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000129981 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000129981 | 717081103 | Pfizer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000129981 | 92343V104 | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000129981 | 458140100 | Intel Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000129981 | G1151C101 | Accenture plc, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000129981 | 911312106 | United Parcel Service, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000129981 | 254687106 | Walt Disney Company (The)
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000129981 | 25746U109 | Dominion Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000129981 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000129981 | TechnologyG1151C101
Holdings [Line Items]
Percent of Total Investments	92.30%
C000129981 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	8.40%
C000129981 | FinancialsSYCARGHTS
Holdings [Line Items]
Percent of Total Investments	0.10%
C000129981 | BAC C45_20260420_S_IBEquity Option
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000129981 | 037833100Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000129981 | 962166104Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000129981 | 438516106Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000129981 | 26441C204Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000129981 | 30231G102Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000129981 | 125269100Materials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000129981 | 92343V104Communications
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000129981 | 31846V328Money Market
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000129981 | SYCARGHTSFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000129981 | 500255104Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000129981 | 58933Y105Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000129981 | 02209S103Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000129981 | 17275R102Technology
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000129983 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000129983 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000129983 | 717081103 | Pfizer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000129983 | 92343V104 | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000129983 | 458140100 | Intel Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000129983 | G1151C101 | Accenture plc, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000129983 | 911312106 | United Parcel Service, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000129983 | 254687106 | Walt Disney Company (The)
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000129983 | 25746U109 | Dominion Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000129983 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000129983 | TechnologyG1151C101
Holdings [Line Items]
Percent of Total Investments	92.30%
C000129983 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	8.40%
C000129983 | FinancialsSYCARGHTS
Holdings [Line Items]
Percent of Total Investments	0.10%
C000129983 | BAC C45_20260420_S_IBEquity Option
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000129983 | 037833100Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000129983 | 962166104Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000129983 | 438516106Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000129983 | 26441C204Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000129983 | 30231G102Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000129983 | 125269100Materials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000129983 | 92343V104Communications
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000129983 | 31846V328Money Market
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000129983 | SYCARGHTSFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000129983 | 500255104Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000129983 | 58933Y105Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000129983 | 02209S103Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000129983 | 17275R102Technology
Holdings [Line Items]
Percent of Net Asset Value	24.10%